Concentrations of Credit Risk and Major Customers (Details) - Schedule of customers and suppliers	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018	[1]
Customer A [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	12.35%
Customer G [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	12.02%
Customer P [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	17.33%			[1]

[1]	Less than 10%